As filed with the Securities and Exchange Commission on November 14, 2007
                                     Investment Company Act File Number 811-8054



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS


                                                         DELAFIELD FUND, INC.
                                                        STATEMENT OF NET ASSETS
                                                          September 30, 2007
                                                              (Unaudited)

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


                                                    Value                                                                Value
Common Stocks (79.06%)               Shares        (Note 1)              Common Stocks (Continued)         Shares       (Note 1)
                                     ------         ------                                                 ------        ------
Business Services (1.96%)                                                Retail (5.54%)
MPS Group, Inc.*                   1,300,000  $  14,495,000              Collective Brands, Inc.*          625,000  $  13,787,500
                                              -------------              Foot Locker, Inc.               1,200,000     18,396,000
Chemicals (9.01%)                                                        Rush Enterprises, Inc. Class A*   344,000      8,720,400
Ashland Inc.                         175,000     10,536,750                                                         -------------
Chemtura Corp.                       594,000      5,280,660                                                            40,903,900
Eastman Chemical Company             225,000     15,014,250                                                         -------------
FMC Corporation                      300,000     15,606,000              Specialty Materials (8.40%)
Hercules Incorporated                625,000     13,137,500              Albany International Corp.        525,000     19,682,250
Lydall, Inc.*                        484,000      4,491,520              Brady Corporation                 550,000     19,734,000
Spartech Corporation                 140,000      2,388,400              Cytec Industries Inc.             330,000     22,568,700
                                              -------------                                                         -------------
                                                 66,455,080                                                            61,984,950
                                              -------------                                                         -------------
Computer & Computer Services (5.62%)                                     Technology (7.60%)
Flextronics International Ltd.*    2,050,000     22,919,000              Fairchild Semiconductor
Pitney Bowes Inc.                    180,000      8,175,600              International, Inc.*              540,000     10,087,200
Plexus Corp.*                        380,000     10,412,000              Imation Corp.                     625,000     15,331,250
                                              -------------              International Rectifier Corp.*    360,000     11,876,400
                                                 41,506,600              Radyne Corporation*               450,000      4,743,000
                                              -------------              Vishay Intertechnology Inc.*    1,075,000     14,007,250
Consumer Products & Services (4.36%)                                                                                -------------
Ethan Allen Interiors, Inc.          205,000      6,701,450                                                            56,045,100
Furniture Brands International, Inc. 750,000      7,605,000                                                         -------------
(The) Stanley Works                  225,000     12,629,250              Transportation (1.04%)
Trex Company, Inc.*                  470,000      5,226,400              YRC Worldwide, Inc.*              280,000      7,649,600
                                              -------------                                                         -------------
                                                 32,162,100              Miscellaneous (5.90%)
                                              -------------              Esterline Technologies Corporation*35,000      1,996,750
Energy & Energy Services (4.87%)                                         Labor Ready Inc.*                 800,000     14,808,000
Forest Oil Corporation*              100,000      4,304,000              Marshall & Ilsley Corporation     210,000      9,191,700
Mariner Energy, Inc.*                250,000      5,177,500              Schweitzer-Mauduit International,
Newfield Exploration Company*        120,000      5,779,200              Inc.                              285,000      6,640,500
Southern Union Company               350,000     10,888,500              Tyco Electronics Ltd.              75,000      2,657,250
Weatherford International Ltd.*      145,000      9,741,100              Tyco International Ltd.           185,000      8,202,900
                                              -------------                                                         -------------
                                                 35,890,300                                                            43,497,100
                                              -------------                                                         -------------
Financial Products & Services (1.04%)                                    Total Common Stocks (Cost $504,622,385)    $ 583,287,760
R.R. Donnelley & Sons Company        210,000      7,677,600                                                         -------------
                                              -------------              Warrants (0.04%)
Industrial Products (9.03%)                                              Global Logistics Acquisition
Acuity Brands Inc.                   163,000      8,228,240              Corporation*                      410,000        307,500
Crane Co.                            300,000     14,391,000                                                         -------------
Honeywell International Inc.         230,000     13,678,100              Total Warrants (Cost $465,970)             $     307,500
Hubbell Incorporated                  75,000      4,284,000                                                         -------------
Kennametal Inc.                      310,000     26,033,800
                                              -------------
                                                 66,615,140                                                     Face      Value
                                              -------------              Short-Term Investments (19.27%)       Amount    (Note 1)
Instrumentation (7.36%)                                                                                        ------     ------
Checkpoint Systems, Inc.*            325,000      8,576,750              Repurchase Agreements (19.27%)
Intermec Inc.*                       375,000      9,795,000              Bank of America Securities Inc., purchased
LeCroy Corporation*                  625,000      4,662,500              on 09/28/07, 3.90%, due 10/01/07, repurchase
Thermo Fisher Scientific Inc.*       400,000     23,088,000              proceeds $142,184,195 (Collateralized by
Zebra Technologies Corporation*      225,000      8,210,250              181,528,000, T-Notes, 4.625% to 5.125%,
                                              -------------              due 06/30/11 to 11/15/16 value $22,426,481,
                                                 54,332,500              T-Bonds, 7.875% to 8.875%, due 02/15/19 to
                                              -------------              02/15/21 value $25,218,216, T-Bills, due
Medical Equipment (1.21%)                                                12/13/07 value $12,744,342, TRIN, 4.25%,
Covidien Ltd.                        100,000      4,150,000              due 01/15/10, value $18,540,660, TPRN,
Steris Corp.                         175,000      4,782,750              0.000% to 3.000%, due 11/15/07 to 08/15/21,
                                              -------------              value $53,831,562, TINT, 0.000%, due
                                                  8,932,750              11/1/19, value $12,219,965)     $142,138,000  142,138,000
                                              -------------                                                           ------------
Metal Fabricating (4.89%)                                                Total Short-Term Investments
Commercial Metals Company            150,000      4,747,500                (Cost $142,138,000)                       $ 142,138,000
NCI Building Systems, Inc.*          185,000      7,993,850                                                           ------------
OM Group, Inc.*                      235,000     12,410,350              Total Investments (98.37%)
Quanex Corporation                   233,000     10,946,340                (Cost $647,226,355+)                        725,733,260
                                              -------------              Cash and other assets net of
                                                 36,098,040              liabilities (1.63%)                            12,028,637
                                              -------------              Net Assets (100.00%),                        ------------
Real Estate (1.23%)                                                      26,455,971 shares outstanding               $ 737,761,897
Kimco Realty Corporation             200,000      9,042,000                                                           ============
                                                                         Net asset value, offering and redemption
                                                                         price per share:                            $       27.89
                                                                                                                      ============
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*   Non-income producing.
+ Aggregate  cost for federal  income tax  purposes is  $647,369,900.  Aggregate gross  unrealized  appreciation  and  depreciation are based on cost for federal income tax purposes, $110,518,099 and $32,154,739 respectively, resulting in net appreciation of $78,363,360.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Commonstocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates market value. DEL3Q2007

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary


Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, Principal Executive Officer

Date: November 14, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date: November 14, 2007

* Print the name and title of each signing officer under his or her signature.